Geographic Information and Concentrations of Risk	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Disaggregation of Revenue [Line Items]
Geographic Information and Concentrations of Risk
Note 3. Geographic Information and Concentrations of Risk
Disaggregated Revenue
The Company’s broad portfolio of technology and products addresses multiple end markets. Cloud represents a large and growing end market comprised primarily of products for public or private cloud environments and enterprise customers. Through the Client end market, the Company provides its original equipment manufacturer (“OEM”) and channel customers a broad array of high-performance flash solutions across personal computer, mobile, gaming, automotive, virtual reality headsets, at-home
entertainment, and industrial spaces. The Consumer end market is highlighted by the Company’s broad range of retail and other end-user
products, which capitalize on the strength of the Company’s product brand recognition and vast points of presence around the world.
The Company’s disaggregated revenue information was as follows:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions)
Revenue by end market:
Cloud	$747	$155
Client	3,024	3,002
Consumer	1,683	1,746

Total revenue	$5,454	$4,903

Revenue by geography:
Asia	$3,274	$3,313
Americas	1,207	759
Europe, Middle East and Africa	973	831

Total revenue	$5,454	$4,903

The Company’s top 10 customers accounted for 43% of its net revenue for the nine months ended March 28, 2025, and 41% of its net revenue for the nine months ended March 29, 2024. For the nine months ended March 28, 2025 and March 29, 2024, no customer accounted for 10% of the Company’s net revenue.

The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Geographic Information and Concentrations of Risk
Note 3. Geographic Information and Concentrations of Risk
Disaggregated Revenue
The Business’s broad portfolio of technology and products addresses multiple end markets. Cloud represents a large and growing end market comprised primarily of products for public or private cloud environments and enterprise customers. Through the Client end market, the Business provides its OEM and channel customers a broad array of high-performance flash solutions across personal computer, mobile, gaming, automotive, virtual reality headsets, at-home
entertainment and industrial spaces. The Consumer end market is highlighted by the Business’s broad range of retail and other end-user
products, which capitalize on the strength of the Business’s product brand recognition and vast points of presence around the world.
The Business’s disaggregated revenue information is as follows:

	2024	2023	2022
	(in millions)
Revenue by end market
Cloud	$325	$500	$1,264
Client	4,069	3,637	6,038
Consumer	2,269	1,949	2,452

Total revenue	$6,663	$6,086	$9,754

The Business’s operations outside the United States include manufacturing facilities in China, Japan, Malaysia, as well as sales offices throughout the Americas, Asia Pacific, Europe and the Middle East. The following tables summarize the Business’s operations by geographic area:

	2024	2023	2022
	(in millions)
Net revenue 1
United States	$933	$1,133	$1,768
China	2,549	2,302	3,769
Hong Kong	1,044	690	1,324
Rest of Asia	917	898	1,391
Europe, Middle East and Africa	1,058	930	1,349
Other	162	133	153

Total	$6,663	$6,086	$9,754

(1)
Net revenue is attributed to geographic regions based on the ship-to
location of the customer. License and royalty revenue is attributed to countries based upon the location of the headquarters of the licensee.

Disaggregated Long-lived Assets
The Business’s long-lived assets, including property, plant and equipment by geographic area, are as follows:

	2024	2023
	(in millions)
Long-lived assets 2
United States	$77	$154
China	249	298
Malaysia	388	390
Rest of Asia	4	4
Europe, Middle East and Africa	73	87

Total	$791	$933

(2)	Long-lived assets include property, plant and equipment and are attributed to the geographic location in which they are located.
Customer Concentration and Credit Risk
The Business sells its products to computer manufacturers and OEMs, cloud service providers, resellers, distributors and retailers throughout the world. For fiscal year 2024, no customer accounted for more than 10% of the Business’s net revenue. For fiscal year 2023, one customer accounted for 15% of the Business’s net revenue. For fiscal year 2022, one customer accounted for 11% of the Business’s net revenue. For 2024, 2023 and 2022, the Business’s top 10 customers accounted for 41%, 47% and 47% of the Business’s net revenue, respectively.
The Business performs ongoing credit evaluations of its customers’ financial condition and generally requires no collateral. The Business maintains allowances for potential credit losses, and such losses have historically been within management’s expectations. At any given point in time, the total amount outstanding from any one of a number of its customers may be individually significant to the Business’s financial results. As of June 28, 2024, the Business had net accounts receivable of $935 million, and one customer accounted for 10% of the Business’s outstanding accounts receivable. As of June 30, 2023, the Business had net accounts receivable of $539 million, and two customers accounted for 39% and 18% of the Business’s outstanding accounts receivable, respectively. Reserves for potential credit losses were not material as of each period end.
The Business also has cash equivalent and investment policies that limit the amount of credit exposure to any one financial institution or investment instrument and requires that investments be made only with financial institutions or in investment instruments evaluated as highly credit-worthy.
Supplier Concentration
All of the Business’s flash products require silicon wafers for the memory and controller components. The Business’s flash memory wafers are currently supplied almost entirely from Flash Ventures (as defined in Note 9) and the Business’s controller wafers are all manufactured by third-party sources. The failure of any of these sources to deliver silicon wafers could have a material adverse effect on the Business’s business, financial condition and results of operations.

In addition, some key components are purchased from single-source vendors for which alternative sources are currently not available. Shortages could occur in these essential materials due to an interruption of supply or increased demand in the industry. If the Business was unable to procure certain of such materials, the Business’s sales could decline, which could have a material adverse effect upon its results of operations. The Business also relies on third-party subcontractors to assemble and test a portion of its products. The Business does not have long-term contracts with some of these subcontractors and cannot directly control product delivery schedules or manufacturing processes. This could lead to product shortages or quality assurance problems that could increase the manufacturing costs of the Business’s products and have material adverse effects on the Business’s operating results.